Tax (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	R$ 18,140,556	R$ 18,147,562
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Total	16,309,439	16,586,353
Provision For Tax [Member] | Fst Funttel And Ebc [Member]
IfrsStatementLineItems [Line Items]
Total	3,266,381	3,014,976
Provision For Tax [Member] | Federal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	3,026,326	4,268,212
Provision For Tax [Member] | State Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	8,782,114	8,562,352
Provision For Tax [Member] | Municipal Taxes [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 1,234,618	R$ 740,813